Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Revenues	$ 5,889,190	$ 5,713,237
Revenues - related party	1,550,458	1,014,287
Total Revenues	7,439,648	6,727,524
COST OF REVENUES:
Cost of revenues	1,968,682	1,095,158
Cost of revenues - related party	438,718	183,899
Total Cost of Revenues	2,407,400	1,279,057
GROSS PROFIT	5,032,248	5,448,467
OPERATING EXPENSES:
Selling	23,794	24,603
Compensation		2,527,800
Other general and administrative	1,110,717	691,562
Total Operating Expenses	1,134,511	3,243,965
INCOME FROM OPERATIONS	3,897,737	2,204,502
OTHER INCOME (EXPENSES):
Interest income	647	2,194
Other expense	1,346	(429)
Total Other Income (Expenses)	1,993	1,765
NET INCOME	3,899,730	2,206,267
COMPREHENSIVE INCOME:
NET INCOME	3,899,730	2,206,267
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	966,009	181,028
COMPREHENSIVE INCOME	$ 4,865,739	$ 2,387,295
NET INCOME PER COMMON SHARE:
Basic	$ 0.08	$ 0.05
Diluted	$ 0.08	$ 0.05
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	50,000,000	47,819,672
Diluted	50,000,000	47,819,672